FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

15. FAIR VALUE MEASUREMENT

The table below reflects changes of the balances for the years ended December 31, 2017 and 2018:

		For the Year Ended
		December 31, 2017
		Change in
	January 1,	Fair Value		Foreign	December 31,
RMB	2017	loss	Conversion	Exchange	2017
Liabilities:
Convertible loan (Note 11)	5,809	441	(6,250)	—	—

		For the Year Ended
		December 31, 2018
			Change in
	January 1,		Fair Value		December 31,
RMB	2018	Issuance	loss	Conversion	2018
Liabilities:
Convertible loan (Note 11)	—	126,206	6,962	(133,168)	—